Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) Share	Dec. 31, 2017 CAD ($) Share
Statements [Line Items]
Number of share options outstanding in share-based payment arrangement at beginning of period | Share	615,843	723,995
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period | $	$ 16.00	$ 15.25
Number of share options granted in share-based payment arrangement | Share	930,000	0
Weighted average exercise price of share options granted in share-based payment arrangement | $	$ 13.93	$ 0.00
Number of share options exercised in share-based payment arrangement | Share	(308,711)	(80,973)
Weighted average exercise price of share options exercised in share-based payment arrangement | $	$ 13.51	$ 9.74
Number of share options expired and forfeited in share-based payment arrangement | Share	(8,092)	(27,179)
Weighted average exercise price of share options expired and forfeited in share-based payment arrangement | $	$ 25.56	$ 14.58
Number of share options outstanding in share-based payment arrangement at end of period | Share	1,229,040	615,843
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period | $	$ 15.00	$ 16.00
Number of share options exercisable in share-based payment arrangement | Share	299,040	521,538
Weighted average exercise price of share options exercisable in share-based payment arrangement | $	$ 18.32	$ 16.67